UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Youlia Miteva
Title:     Managing Member
Phone:     (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $507,704
                                         (thousands)


List of Other Included Managers:   None


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                 ---------------    ------      --------- --------  --- -----  ----------- -----   -----  ------- ----
ADVANCED MICRO DEVICES INC     COM                007903107   16,268    3,012,543 SH         SOLE        NONE    3,012,543
ADVANCED MICRO DEVICES INC     COM                007903107    1,418      262,500     CALL   SOLE        NONE      262,500
ALERE INC                      COM                01449J105    4,503      195,039 SH         SOLE        NONE      195,039
AOL INC                        COM                00184X105   34,875    2,309,578 SH         SOLE        NONE    2,309,578
AUXILIUM PHARMACEUTICALS INC   COM                05334D107    7,731      387,887 SH         SOLE        NONE      387,887
BABCOCK & WILCOX CO NEW        COM                05615F102   14,846      615,002 SH         SOLE        NONE      615,002
COMVERSE TECHNOLOGY INC        COM PAR $0.10      205862402    6,313      920,272 SH         SOLE        NONE      920,272
CORELOGIC INC                  COM                21871D103    9,180      710,000 SH         SOLE        NONE      710,000
COWEN GROUP INC NEW            CL A               223622101      286      110,323 SH         SOLE        NONE      110,323
CREXUS INVT CORP               COM                226553105    1,770      170,500 SH         SOLE        NONE      170,500
E TRADE FINANCIAL CORP         COM NEW            269246401   15,498    1,947,017 SH         SOLE        NONE    1,947,017
EMULEX CORP                    COM NEW            292475209    8,795    1,282,039 SH         SOLE        NONE    1,282,039
FORMFACTOR INC                 COM                346375108    6,654    1,315,006 SH         SOLE        NONE    1,315,006
GRAFTECH INTL LTD              COM                384313102    4,983      365,032 SH         SOLE        NONE      365,032
GUESS INC                      COM                401617105    8,350      280,000 SH         SOLE        NONE      280,000
HARVEST NATURAL RESOURCES IN   COM                41754V103    4,897      663,616 SH         SOLE        NONE      663,616
HEWLETT PACKARD CO             COM                428236103    2,834      110,000 SH         SOLE        NONE      110,000
INTERDIGITAL INC               COM                45867G101   18,692      429,002 SH         SOLE        NONE      429,002
INTERMUNE INC                  COM                45884X103    3,100      246,000 SH         SOLE        NONE      246,000
ISHARES TR                     RUSSELL 2000       464287655    3,688       50,000     PUT    SOLE        NONE       50,000
JETBLUE AIRWAYS CORP           COM                477143101    3,791      729,000 SH         SOLE        NONE      729,000
LIVE NATION ENTERTAINMENT IN   COM                538034109   18,509    2,227,304 SH         SOLE        NONE    2,227,304
LOUISIANA PAC CORP             COM                546347105   12,710    1,575,000 SH         SOLE        NONE    1,575,000
LUMBER LIQUIDATORS HLDGS INC   COM                55003T107    7,043      398,800 SH         SOLE        NONE      398,800
MARATHON OIL CORP              COM                565849106    8,139      278,066 SH         SOLE        NONE      278,066
MARATHON PETE CORP             COM                56585A102   16,828      505,486 SH         SOLE        NONE      505,486
MEDASSETS INC                  COM                584045108   14,220    1,537,300 SH         SOLE        NONE    1,537,300
MEMC ELECTR MATLS INC          COM                552715104   24,563    6,234,251 SH         SOLE        NONE    6,234,251
MICRON TECHNOLOGY INC          COM                595112103    8,807    1,400,201 SH         SOLE        NONE    1,400,201
NXP SEMICONDUCTORS N V         COM                N6596X109   26,418    1,718,795 SH         SOLE        NONE    1,718,795
PNC FINL SVCS GROUP INC        *W EXP 12/31/201   693475121    1,227      104,200 SH         SOLE        NONE      104,200
QUANTA SVCS INC                COM                74762E102   19,925      925,000 SH         SOLE        NONE      925,000
REPUBLIC AWYS HLDGS INC        COM                760276105    4,468    1,302,599 SH         SOLE        NONE    1,302,599
RITE AID CORP                  COM                767754104    3,591    2,850,000 SH         SOLE        NONE    2,850,000
ROCK-TENN CO                   CL A               772739207   30,136      522,284 SH         SOLE        NONE      522,284
SANDISK CORP                   COM                80004C101   19,684      400,000 SH         SOLE        NONE      400,000
SANDISK CORP                   COM                80004C101   15,127      307,400     CALL   SOLE        NONE      307,400
SHAW GROUP INC                 COM                820280105    7,032      261,400 SH         SOLE        NONE      261,400
SUNCOKE ENERGY INC             COM                86722A103    4,964      443,255 SH         SOLE        NONE      443,255
SUNOCO INC                     COM                86764P109    7,179      175,000 SH         SOLE        NONE      175,000
SWIFT TRANSN CO                CL A               87074U101    4,786      580,835 SH         SOLE        NONE      580,835
TOWER GROUP INC                COM                891777104   16,238      805,047 SH         SOLE        NONE      805,047
TRANSOCEAN LTD                 REG SHS            H8817H100   10,941      285,000 SH         SOLE        NONE      285,000
USEC INC                       COM                90333E108    1,026      900,000 SH         SOLE        NONE      900,000
VEECO INSTRS INC DEL           COM                922417100      470       22,573 SH         SOLE        NONE       22,573
VERINT SYS INC                 COM                92343X100    3,534      128,323 SH         SOLE        NONE      128,323
XEROX CORP                     COM                984121103   30,805    3,870,000 SH         SOLE        NONE    3,870,000
XEROX CORP                     COM                984121103    3,280      412,000     CALL   SOLE        NONE      412,000
XYLEM INC                      COM                98419M100    7,586      295,300 SH         SOLE        NONE      295,300




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